TREASURY SHARES - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2012
Equity, Class of Treasury Stock [Line Items]
Shares under repurchase	$ 5
Purchase of treasury stock, shares		3,900
Purchase of treasury stock, per share		$ 5